Legal and arbitral proceedings	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal and arbitral proceedings	Legal and arbitral proceedings
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in Note B.12.
Most of the issues raised by these claims are highly complex and subject to substantial uncertainties; therefore, the probability of loss and an estimation of damages are difficult to ascertain. Contingent liabilities are cases for which either we are unable to make a reasonable estimate of the expected financial effect that will result from ultimate resolution of the proceeding, or a cash outflow is not probable. In either case, a brief description of the nature of the contingent liability is disclosed and, where practicable, an estimate of its financial effect, an indication of the uncertainties relating to the amount and timing of any outflow, and the possibility of any reimbursement are provided in application of paragraph 86 of IAS 37.
In the cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed, we have indicated our losses or the amount of provision accrued that is the estimate of the probable loss.
In a limited number of ongoing cases, while we are able to make a reasonable estimate of the expected loss or range of the possible loss and have accrued a provision for such loss, we believe that publication of this information on a case-by-case basis or by class would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in those cases, we have disclosed information with respect to the nature of the contingency but have not disclosed our estimate of the range of potential loss, in accordance with paragraph 92 of IAS 37.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. Our assessments are based on estimates and assumptions that have been deemed reasonable by management. We believe that the aggregate provisions recorded for the above matters are adequate based upon currently available information.
However, given the inherent uncertainties related to these cases and involved in estimating contingent liabilities, we could in the future incur judgments that could have a material adverse effect on our net income in any particular period.
Long-term provisions are disclosed in Note D.19. They include:
•provisions for product liability risks, litigation and other amount to €1,127 million in 2025. These provisions are mainly related to product liabilities, government investigations, competition law, regulatory claims, warranties in connection with certain contingent liabilities arising from business divestitures other than environmental matters and other claims;
•provisions for environmental risks and remediation amount to €493 million in 2025, the majority of which are related to contingencies that have arisen from business divestitures.
a) Products
Sanofi Pasteur Hepatitis B Vaccine Product Litigation
Since 1996, more than 180 lawsuits have been filed in various French civil courts against Sanofi Pasteur (a French subsidiary of
Sanofi) and/or Sanofi Pasteur MSD SNC (a now terminated joint venture company with Merck & Co. Inc.), for which past ongoing litigation is now managed by the originating party. In such lawsuits, the plaintiffs allege that they suffer from a variety of neurological disorders and autoimmune diseases, including multiple sclerosis and Guillain-Barré syndrome, as a result of receiving the hepatitis B vaccine.
In January 2018, the Appeal Court of Bordeaux found a causal link between the hepatitis B vaccine and multiple sclerosis. In July
2019, the French Supreme Court (Cour de cassation) canceled the judgment of the Appeal Court of Bordeaux and referred the case back to the Appeal Court of Toulouse. On March 30, 2022, the Appeal Court of Toulouse dismissed all the plaintiffs'
claims.
As of December 31, 2025, there was one ongoing lawsuit related to Sanofi's hepatitis B vaccine.
Taxotere Product Litigation in the US
Thousands of lawsuits have been filed against affiliates of Sanofi under US state law for personal injuries allegedly sustained in connection with the use of Taxotere. The actions have been held in several jurisdictions around the country. In 2021, there were two bellwether trials as part of a federal multi-district litigation in the Eastern District of Louisiana both resulting in jury verdicts in
Sanofi's favor. Throughout 2024, Sanofi entered into a number of settlement agreements or agreements in principle with many plaintiffs’ firms encompassing nearly all the remaining cases. These agreements were mostly completed over the course of 2025 as they required the consent of the individual plaintiffs which has taken some time to conclude. Sanofi is near the end of the settlement process and expects approximately 250 plaintiffs to opt out of the settlement and for litigation to continue.
It is not possible, at this stage, to assess with certainty the outcome of these ongoing lawsuits.
Zantac Litigation in the US
In September 2019, the US Food and Drug Administration (FDA) announced it was investigating the claims of an online pharmacy’s Citizen Petition that the medication Zantac (the brand name for ranitidine) used for stomach heartburn contains or can generate the chemical N-Nitrosodimethylamine (NDMA), an alleged human carcinogen. As a precautionary measure, Sanofi initiated a voluntary recall of branded over-the-counter Zantac in October 2019. Concurrent with the FDA investigation, multiple personal injury lawsuits and class actions alleging that Zantac causes various cancers and seeking damages for either alleged personal injuries or alleged economic injuries were filed.
Federal court cases were coordinated into a Multi-District Litigation (MDL) in the Southern District of Florida in February 2020.
On December 6, 2022, the MDL Court granted Sanofi and other defendants’ Daubert motions to exclude plaintiff's experts and summary judgment motions. As a result, the Court entered final judgment in all cases involving plaintiffs’ five designated cancers and dismissed the class action cases. The MDL Court subsequently dismissed all pending cases alleging a non-designated cancer for failure to serve expert reports. Approximately 7,900 plaintiffs with cases against Sanofi have filed notices to appeal the
Daubert ruling in the Eleventh Circuit. The Eleventh Circuit held oral argument for the appeal in the fourth quarter of 2025 and a decision is expected in the second quarter of 2026.
The majority of the state court plaintiffs have cases pending in Delaware, where a hearing on defendants’ Daubert motions to exclude plaintiffs’ experts took place in January 2024. In May 2024, the State of Delaware court decided not to exclude plaintiffs’
experts from the cases. Sanofi appealed this decision to the Delaware Supreme Court, which granted review. In April 2025, Sanofi reached several settlement agreements that in total resolve a majority of the Delaware State Court consolidated litigation.
On July 10, 2025, the Delaware Supreme Court unanimously reversed the Superior Court’s (Delaware State Court) denial of defendants’ Daubert motion based on the lack of reliability of plaintiff’s experts on causation and remanded its findings back to the Superior Court for proceedings consistent with the rulings in the opinion. On December 1, 2025, the Delaware Superior Court denied plaintiff’s request to have a rehearing on Daubert grounds and ordered that summary judgment briefing conclude in the first quarter of 2026 to determine if the remaining cases will be dismissed.
To date, there have been ten trials against other defendants, but none against Sanofi as yet.
In March 2024, Sanofi reached agreement in principle with a number of plaintiffs’ lawyers to resolve Zantac personal injury cases pending against it in all US state courts outside of Delaware. This agreement would resolve the majority of the cases outside of
Delaware and the MDL.
Overall, as of December 31, 2025, there were around 18,765 remaining individual product liability “plaintiffs” who have all filed against Sanofi and who are not part of any settlements. The vast majority of these plaintiffs are in either the MDL or Delaware.
Additional cases may be filed.
In addition, in November 2019, Sanofi received a Civil Investigative Demand (CID) related to this issue from the Arizona Attorney
General. Sanofi provided responses in December 2019 and July 2020 and has not received any follow-up requests.
In June 2020, the New Mexico Attorney General filed a complaint against Sanofi for alleged violations of the New Mexico Unfair
Practices Act, violations of the New Mexico False Advertising Act, violations of the New Mexico Public Nuisance Statute, common law public nuisance, and negligence. This matter was settled in 2025 and is now concluded.
In June 2020, Sanofi received a notice from the US Department of Justice Civil Division and US Attorney’s Office for the Eastern
District of Pennsylvania of an investigation into allegations that pharmaceutical manufacturers violated the False Claims
Act, 31 U.S.C. § 3729, in relation to the drug Zantac and ranitidine hydrochloride through alleged failure to disclose to the federal government information about the potential presence of NDMA. In response to the notice, Sanofi provided information and documents including applications and communications with FDA, in August 2020. Sanofi has not received any subsequent requests from the federal government.
In November 2020, the City Council of Baltimore filed a complaint against Sanofi for alleged violations of the Maryland Consumer
Protection statute, public nuisance, and negligence. This matter was settled in 2025 and is now concluded.
It is not possible, at this stage, to assess with certainty the outcome of the ongoing lawsuits.
Zantac Litigation in Canada
Between 2019 and 2022, seven proposed class actions naming some or all of Sanofi Consumer Health Inc., Sanofi-Aventis Canada
Inc., Chattem (Canada) Inc., Sanofi and Sanofi Pasteur Limited as Defendants, relating to ranitidine were filed in courts in various
Canadian provinces. The cases allege that proposed class members suffered personal injury from the ingestion of ranitidine, and seek damages in unspecified amounts, disgorgement of profits, restitution in the amount of the purchase price of Zantac and subrogated damages on behalf of provincial health insurers for health care costs related to ranitidine use.
Between 2021 and 2025, a total of 124 individual claims naming Sanofi Consumer Health Inc., Sanofi-Aventis Canada Inc., Sanofi
Pasteur Limited and Chattem (Canada) Inc. were filed in Ontario and British Columbia.
In May 2023, in the proceedings pending before the Supreme Court of British Columbia, the court dismissed the action, ruling that there is no scientific support for the plaintiffs' claims. The Superior Court of Quebec has stayed the corresponding proposed
Zantac class proceedings in Quebec until the result of the US Multi-District Litigation (MDL) appeal is announced.
It is not possible, at this stage, to assess with certainty the outcome of the remaining lawsuits.
Talc Product Litigation in the US
Over the last few years, Sanofi affiliates have been named in product liability actions in the US regarding the alleged presence of asbestos in talc products originating from past acquisitions. A certain number of these claims were also dismissed during that time. As of December 31, 2025, there were approximately 1,200 ongoing product liability actions. To date, no cases have proceeded to trial.
It is not possible, at this stage, to assess with certainty the outcome of these ongoing lawsuits.
Depakine Product Litigation in France
Civil proceedings
As of December 31, 2025, 82 families had brought a civil claim involving 136 people exposed in utero to sodium valproate against a French affiliate of Sanofi seeking indemnification under French law for personal injuries allegedly suffered by children in connection with the use of sodium valproate (Depakine) by their mothers during pregnancy to treat their epilepsy. These actions are being held in several jurisdictions in France.
Forty lawsuits have been initiated on the merits, the most advanced of which was tried at the level of the French Supreme Court, which in November 2019 issued a ruling sending the case before the Paris Appeal Court to rule on Sanofi’s argument on the compliance of the product with mandatory regulations, as well as on the question of defectiveness of the product and the assessment of damages. This proceeding is currently pending.
Nine first instance rulings on the merits were handed down by the Judicial Tribunal of Nanterre. In three cases, the Court declared the judicial expert report null and void and the Court dismissed one claim in another case.
Concerning five other cases relating to births that occurred between 2005 and 2009, the Court held, on the basis of a non-fault liability, that Sanofi was liable in light of the wording of the patient information leaflet. Provisional compensation amounts were set in the range of €0.1 million to €0.5 million in three cases. In the other two cases, expert proceedings have been ordered to assess the damages.
All the judgments have been appealed and are still pending.
In the class action lawsuit filed in May 2017 by the APESAC (Association des Parents d’Enfants souffrant du Syndrome de l’Anti-
Convulsivant) against the French affiliate, the Judicial Tribunal of Paris ruled on January 5, 2022 that a class is admissible, retaining Sanofi’s liability between 1984 and January 2006 for malformations and between 2001 and January 2006 for neuro-developmental disorders (NDD). This decision is based on the conclusions of a criminal expert report within the frame of ongoing criminal proceedings, for which the Chambre de l’Instruction of the Appeal Court of Paris had ordered a counter-
expertise (see below). The APESAC, Sanofi and its insurers appealed the Judicial Tribunal of Paris’ ruling related to the class action. This proceeding is currently pending and a stay of proceedings has been ordered awaiting a ruling from the European
Court of Justice (ECJ) (see below).
On July 21, 2021, the Judicial Tribunal of Créteil dismissed a claim for damages brought against Sanofi regarding a child born in 1995. The Judicial Tribunal considered that the risk of occurrence of NDD in children born to a mother exposed to sodium valproate during pregnancy was not demonstrated by the state of scientific knowledge at the time of her pregnancy. This decision was appealed and the proceeding is now pending before the Appeal Court of Paris, which had ordered a stay in the proceeding until the end of the criminal investigation.
Several questions on the Product Liability Directive have been referred to the ECJ, which will have an impact on the pending
Depakine cases. A ruling from the ECJ is expected during the first quarter of 2026.
Since July 2020, several collective claims have been filed before the Nanterre civil court against the French affiliate representing at December 2025 approximately 369 claimants including 136 people exposed in utero, seeking indemnification for a prejudice of anxiety. Part of these claims are currently before the Versailles Court of Appeal on arguments on admissibility and a stay in the proceedings has been ordered on part of the claims pending the awaited ECJ ruling.
Criminal investigation
A criminal investigation was initiated in May 2015 before the Paris Civil Court. In January 2020, the French affiliate of Sanofi was indicted for aggravated deception and involuntary injuries and in July 2020 for involuntary manslaughter. In July 2020, a judicial supervision of the affiliate was ordered, together with the implementation of financial guarantees. In November 2020, the Health
Authority (ANSM) was similarly indicted for involuntary injuries and involuntary manslaughters.
On March 9, 2022, the Chambre de l’Instruction of the Appeal Court of Paris (Cour d’appel) ruled that certain complaints for involuntary manslaughter and several others for aggravated deception and involuntary injuries were time-barred. This decision was confirmed by the Chambre Criminelle of the French Supreme Court (Cour de cassation) in June 2023. In September 2022, the investigating judges appointed two experts for a counter-expertise following the Chambre de l’Instruction’s ruling handed down end of 2021. The counter-expertise report was delivered in 2023. Since 2022, several individual medical assessments have been ordered by the investigating judge.
Public compensation scheme
In 2017, the French government set up a public compensation scheme to indemnify patients for damages suffered in connection with the prescription of sodium valproate and its derivatives. The scheme was further amended through the 2020 Finance Law, with notably the introduction of presumptions of failure to inform the mother since 1982 for malformations and since 1984 for
NDD. The scheme was amended again through the 2021 Finance Law in order to increase the maximum premium applicable in the event of refusal to make an offer (or making an insufficient offer) where this would be deemed unjustified by a court ruling.
The committee of the compensation scheme has issued several final opinions holding the French affiliate liable for damages either in full or in part along with the French State, and, in some cases, healthcare practitioners. The French affiliate disagreed with the committee’s conclusions and has accordingly not offered indemnification to the claimants who have received compensation from the ONIAM (Office National d’Indemnisation des Accidents Médicaux). The ONIAM is now seeking reimbursement from Sanofi, which has filed legal actions to oppose ONIAM’s payment orders.
Administrative Actions
In July 2020, March and June 2021, the Montreuil Administrative Court held the French State liable in five administrative proceedings initiated by families against the State. In March 2021, the Administrative Court did not find any failure to inform the mother regarding the risk of neurodevelopmental disorders for births in 1999 and in 2002, based on the state of scientific knowledge at the time. However, regarding the risk of malformations, liabilities were retained against the State, the healthcare professionals and Sanofi, notably for discrepancy between the SmPC (Summary of the Product Characteristics) and the patient leaflet. In other cases involving births in 2005-2008, the State was held liable both for malformations and neurodevelopmental disorders but partially exonerated, taking into account the roles of healthcare practitioners and Sanofi. Given that the French affiliate was not a party to these administrative proceedings, its arguments (including several requests from the French affiliate to the Health Authorities to reinforce warnings to healthcare professionals and patients in relation to Depakine) were not considered.
All rulings were appealed by the claimants. Sanofi has filed requests for voluntary intervention in some of these proceedings to present its arguments before the Administrative Court of Appeal, which has been granted for some of them. In one proceeding, the claimants decided to withdraw their claims. In January 2025, the Paris Administrative Court of Appeal handed down five rulings. In cases concerning births in 2006 onwards, the Court retained the State’s liability and no fault from Sanofi due to the reiterated variation requests of the medicine’s information documents. In a case concerning births in 1999 and 2002, the Court retained the State’s liability with a 50% liability retained for Sanofi.
In February 2025, the Versailles Administrative Court of Appeal, in a proceeding concerning births subsequent to 2006, held the
State liable and no fault by Sanofi due to reiterated requests for alterations of the medicine’s information documents.
It is not possible, at this stage, to make a reliable assessment of the outcome of these cases.
Depakine Product Litigation in other EU countries, in the UK and Switzerland
In Switzerland, eleven families have filed a civil claim for damages concerning seventeen people exposed in utero to sodium valproate. Some of them also involve the claimants’ physicians. In November 2022, one action was declared time-barred by the judge. The claimant appealed this court decision on the merits. In November 2024, the court confirmed the first instance judgment. The claimant appealed against this court decision to the Federal Tribunal (last instance).
In Spain, there are seven ongoing actions relating to fourteen people. In March 2022, in one trial, the Court ordered Sanofi to indemnify four patients. Sanofi appealed this decision. In January 2023, in another trial filed by one patient, the Court of Appeal confirmed the first instance's decision and dismissed the claim. As of January 2026, one claim is pending in front of the Supreme
Court, another one has been dismissed by the Court of Appeal (but could still be appealed before the Supreme Court) and five are at the first instance stage.
In Belgium, there are two civil proceedings (currently on hold). A criminal action was discontinued by the Court of Appeal in
September 2025.
In Ireland, there are two cases in Pre-Action stage, two civil claims and one non-statutory public inquiry ongoing.
In the United Kingdom, there is one case in the Pre-Action stage in Great Britain and one civil claim ongoing in Northern Ireland.
It is not possible, at this stage, to assess reliably the outcome of these ongoing cases.
Dengvaxia (Philippines)
From early 2018 up to present date, several claims have been filed in the Philippines by parents of deceased children whose deaths were allegedly due to vaccination with Dengvaxia. In early March 2019 and in 2020 and 2022, the Philippine Department
of Justice (DOJ) prosecution panel announced it had found probable cause to indict several Sanofi employees/former employees and former Government officials for “reckless imprudence” resulting in homicides. Since then, several criminal actions have been filed in court as a result of this finding and are pending at various stages of the legal procedure. Petitions for Review to the DOJ
Secretary have been filed and the said petitions remain pending. Meanwhile, the majority of the respondents have challenged the jurisdiction of the lower court where the first eight cases had been assigned and this issue was filed with the Supreme Court.
There are several claims that have not yet been filed in any court despite resolutions by the DOJ that there is probable cause.
In July 2024, the Court dismissed the first eight criminal cases, ruling the prosecution failed to establish the elements of “reckless imprudence” resulting in homicide. The DOJ has resolved there is probable cause to proceed on the remaining cases but no case has been filed in court to date. In 2025, four additional criminal cases were filed and remain pending with the DOJ.
b) Patents
Praluent (alirocumab)-related Amgen Patent Litigation in the US
In 2014, Amgen Inc. (Amgen) filed four separate complaints against Sanofi and Regeneron in the US District Court for the District
of Delaware (“District Court”) asserting patent infringement relating to Sanofi and Regeneron’s Praluent product. Together these complaints alleged that Praluent infringed seven patents for antibodies targeting PCSK9 and sought injunctive relief and unspecified damages.
In February 2021, the Federal Circuit affirmed the District Court’s ruling invalidating the Amgen asserted patent claims.
In November 2021, Amgen filed a petition with the US Supreme Court, asking it to overturn the Federal Circuit decision.
On November 4, 2022, the US Supreme Court granted Amgen’s petition for review. In May 2023, the Supreme Court issued a unanimous decision in favor of Sanofi and Regeneron regarding the patent infringement actions filed in 2014 by Amgen relating to Sanofi and Regeneron’s Praluent product. Sanofi and Regeneron received legal costs from Amgen in an amount of $932,000.
As of March 2025, these matters are now closed.
Praluent (alirocumab)-related Amgen Patent Litigation in Europe
In June 2023, Amgen filed an action for infringement of EP 3 666 797 against Sanofi and Regeneron concerning Praluent in the
Munich Local Division of the Unified Patent Court (UPC). Amgen seeks a permanent injunction and unspecified damages and compensation from March 31, 2023. In June 2023, Sanofi filed a revocation action attacking the validity of EP 3 666 797 in the
Munich Central Division of the UPC. In this action, a first instance decision invalidating this Amgen patent was issued in July 2024.
Amgen appealed, and this decision was reversed by the UPC Court of Appeal in November 2025. A request for rehearing of this
UPC appeal has been filed by Sanofi and Regeneron. A hearing in Amgen’s action for infringement (first instance) in the Munich
Local Division of the UPC will take place in November 2026.
Sanofi and Regeneron have also attacked the validity of the same EP 3 666 797 patent at the European Patent Office (EPO). The first instance decision of the EPO found Amgen’s patent valid in May 2025. These proceedings are currently under appeal with a decision expected in April 2026.
c) Other litigation
Plavix (clopidogrel) – Attorney General Action in Hawaii
In March 2014, the Hawaii Attorney General (AG) filed a complaint that sets forth allegations related to the sale and marketing of and variability of response to Plavix. The Hawaii AG specifically alleged that Plavix had a diminished effect in patients of certain genetic backgrounds and that Sanofi and BMS had failed to make an earlier disclosure of this information.
In February 2021, the Court issued its decision, imposing penalties in the total amount of $834 million against both Sanofi and
Bristol Myers Squibb (BMS), with $417 million being apportioned to each company. In June 2021, Sanofi and BMS appealed this judgment. The appeal was transferred directly to the Hawaii Supreme Court. In March 2023, the Hawaii Supreme Court vacated the judgment and ordered a new trial. A second trial was concluded in October 2023 and in 2024 a judgment was rendered against the defendants for $916 million ($458 million against Sanofi). Sanofi and BMS have appealed this decision to the Hawaii
Supreme Court. In May 2025, the parties agreed to settle the Hawaii action. Sanofi US paid $350 million pursuant to its settlement agreement and Bristol-Myers Squibb paid $350 million pursuant to its separate settlement agreement. The appeal and the underlying case were dismissed pursuant to the settlement. This matter is closed.
Plavix (clopidogrel) – Attorney General Action in Texas
On November 20, 2025, the Texas Attorney General (Texas AG) filed a complaint in Harrison County, Texas, against Sanofi and its partner Bristol Myers Squibb (BMS). The suit alleges that Defendants failed to warn that Plavix has diminished or no effect for certain patients, including those who have a genetic variation of a liver enzyme called CYP2C19 which is more prevalent among minority patients. The lawsuit asserts that Defendants violated the Texas Deceptive Trade Practices Act and Texas’ Health Care
Program Fraud Prevention Act.
Plaintiffs seek civil penalties as well as recovery of claimed Texas Medicaid overpayments for Plavix. Sanofi and BMS are responsible for the suit on a 50/50 basis under their partnership agreement. In addition, also on November 20, 2025, Sanofi and
BMS sued the Texas AG in Travis County, Texas, arguing that the Texas AG’s lawsuit violated their constitutional due process rights. This suit seeks a declaratory judgment that the Texas AG’s case is unlawful and to enjoin the Texas AG suit from proceeding.
Plavix (clopidogrel)-related litigation in France
On September 24, 2025, the Paris Court of Appeal ordered Sanofi to pay the CNAM approximately €150 million in damages to compensate for harm caused by its communication and promotional practices during five months between the end of 2009 and early 2010, inhibiting the entry on the market of generics of its anticoagulant Plavix. In November 2025, Sanofi filed an appeal before the French Supreme Court (Cour de cassation).
340B Drug Pricing Program in the United States
Sanofi is currently involved in several matters relating to the 340B drug pricing program in the US (a federal program that requires drug manufacturers to offer certain products to certain “covered entities” at reduced prices). In 2021, Sanofi launched an integrity initiative to combat fraud and abuse in the 340B program relating to covered entities’ use of unlimited contract pharmacies. Under that initiative, Sanofi collects limited, de-identified, claims data on 340B-priced drugs dispensed by contract pharmacies. In January 2023, the Third Circuit Federal Court of Appeals held that Sanofi’s 340B integrity initiative is not contrary to law.
In 2024, Sanofi announced that it intended to implement an additional integrity initiative called the “Credit” or “Rebate” Model whereby credits are provided to covered entities for the difference between the 340B price and initial price paid. When the US
Health Resources and Services Administration (HRSA) rejected Sanofi’s Credit Model, Sanofi filed suit. In May 2025, the court ruled that the US government had not provided a sufficient explanation for rejecting Sanofi’s Credit Model and ordered HRSA to conduct a further review, which is ongoing. The court also held that, although Section 340B does not categorically prohibit the use of manufacturer rebates, it does allow HRSA to require preapproval of a manufacturer rebate program.
Eli Lilly, Bristol Myers Squibb, Novartis, and Kalderos appealed the court’s decision and oral arguments in those appeals, along with a similar appeal by Johnson & Johnson, were held on November 17, 2025. The appeals are awaiting a ruling.
HRSA has also proposed a 340B Rebate Model Pilot Program, a program that would replace upfront 340B Program discounts with retrospective rebates for select drugs. A federal district court preliminarily enjoined the 340B Rebate Model Pilot Program and the First Circuit Court of Appeals has declined to stay that injunction.
ADR Proceedings in the United States
Sanofi is named in two (2) Active 340B Administrative Dispute Resolution (ADR) proceedings, one filed by University of
Washington/Harborview Medical Center in 2023 and one filed by Hudson Headwaters Health Network in 2024, both alleging that
Sanofi’s 340B Integrity Initiative caused “overcharges” under Section 340B. Sanofi previously responded to both filings and in
January 2026, separate 340B ADR Panels were assigned to review the two claims.
State Litigation in the United States
PhRMA and certain other manufacturers are challenging contract pharmacy laws passed by several states, including Arkansas,
Colorado, Hawaii, Kansas, Louisiana, Maine, Maryland, Minnesota, Mississippi, Missouri, Nebraska, New Mexico, North Dakota,
Oklahoma, Oregon, Rhode Island, Tennessee, Utah, South Dakota, West Virginia and Vermont. To date, these state laws have largely survived these legal challenges, but most of the court rulings are currently under appeal.
Mosaic Health in the United States
In July 2021, Mosaic Health Inc. and Central Virginia Health Services (covered entities) filed a nationwide antitrust class action complaint against Sanofi and three other manufacturers in the United States District Court for the Western District of New York.
Plaintiffs allege that Sanofi and the other defendants conspired to eliminate favorable 340B pricing, particularly with respect to diabetes therapies. On September 2, 2022, the court granted Defendants’ motion to dismiss the complaint. On October 3, 2022, plaintiffs filed a motion for leave to file a second amended complaint, which the court denied on February 1, 2024. Plaintiffs filed an appeal and in August 2025, the Second Circuit Court of Appeal reversed and ordered the case remanded to the District Court.
Adventist Health System/West in the United States
In June 2023, Adventist Health System/West sued several drug manufacturing companies, including Sanofi-Aventis US LLC,
Sanofi US Services Inc. and Genzyme Corporation, alleging that the companies violated state and federal False Claims Acts through overcharging for 340B Program drugs in violation of federal “penny pricing” policy. The manufacturers jointly moved to dismiss, which was granted by the court in March 2024. Plaintiffs filed an appeal.
Antitrust investigation by the European Commission in France and Germany
On September 29, 2025, Sanofi, Sanofi Pasteur Europe and Sanofi Aventis Deutschland were the target of an investigation by representatives of the European Commission (EC) who visited the premises of Sanofi in France and Germany in connection with the seasonal flu vaccine space. The EC has subsequently provided Sanofi with a copy of the complaint filed by CSL Sequirus, which gave rise to the investigation. CSL Sequirus alleges that Sanofi is guilty of disparagement of its Fluad product in certain markets (primarily Germany) where Sanofi would hold a dominant position. The complaint requests interim measures to be imposed against Sanofi.
Preliminary investigation by the Parquet national financier in France
Sanofi used a financing arrangement offered by Société Générale as part of an acquisition transaction which happened more than 10 years ago. This financing arrangement is now under investigation by the French National Financial Prosecutor’s Office
(Parquet national financier - PNF). On November 25, 2025, Sanofi’s headquarters were visited by the authorities as part of this investigation. The PNF is conducting a preliminary investigation related to allegations of money laundering, tax fraud and criminal conspiracy.
d) Contingencies arising from certain mergers & acquisitions transactions
As a result of divestitures, Sanofi is subject to a number of ongoing contractual and legal obligations regarding the state of the sold businesses, their assets, and their liabilities, some of which may be subject to dispute.
Aventis CropScience Retained Liabilities
The sale by Aventis Agriculture SA and Hoechst GmbH (both legacy companies of Sanofi) of their aggregate 76% participation in
Aventis CropScience Holding (ACS) to Bayer and Bayer CropScience AG (BCS), the wholly owned subsidiary of Bayer which holds the ACS shares, was effective on June 3, 2002. The Stock Purchase Agreement (SPA) dated October 2, 2001, contained customary representations and warranties with respect to the sold business, as well as a number of indemnifications subject to limitation periods and caps, in particular with respect to environmental liabilities for which some outstanding claims from Bayer remain unresolved.
Infraserv Hoechst Retained Liabilities
By the Asset Contribution Agreement dated December 19/20, 1996, as amended in 1997, Hoechst contributed all land, buildings, and related assets of the Hoechst site at Frankfurt Hoechst to Infraserv GmbH & Co. Hoechst KG. Infraserv Hoechst undertook to indemnify Hoechst against environmental liabilities at the Hoechst site and with respect to certain landfills. As consideration for the indemnification undertaking, Hoechst transferred to Infraserv Hoechst approximately €57 million to fund reserves. In 1997,
Hoechst also agreed it would reimburse current and future Infraserv Hoechst environmental expenses up to €143 million. As a former operator of the land and as a former user of the landfills, Hoechst may ultimately be liable for costs of remedial action in excess of this amount.